Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Apr. 05, 2019	Jun. 30, 2020
CASH FLOWS FROM FINANCING ACTIVITIES
CASH, BEGINNING OF PERIOD			$ 64,470
CASH, END OF PERIOD			3,555,946
Successor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (743,262)		(5,301,948)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	97,113		183,631
Amortization of finance costs	157,502		318,599
Gain on write-down of contingent liability
Loss on extinguishment of debt			948,856
Write-off of acquisition receivable			809,000
Change in fair value of warrant liability	2,600		2,127,656
Changes in operating assets and liabilities:
Receivables	(1,812,486)		(214,726)
Vendor deposits			(50,543)
Merchandise inventory	(608,073)		(344,635)
Prepaid expenses and other assets	505,727		(1,105,049)
Change in operating lease right-of-use assets	98,166		207,883
Deferred tax assets			(1,123,953)
Accounts payable and accrued expenses	(707,008)		146,839
Customer deposits	995,742		8,267,312
Operating lease liabilities	(98,166)		(207,883)
Net cash provided by (used in) operating activities	(2,117,345)		3,852,042
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment			(7,000)
Net cash used in investing activities			(7,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable	1,500,000		642,600
Repayment on notes payable	(93,750)		(187,500)
Proceeds from convertible notes payable	650,000
Net borrowings (payments) on lines of credit	591,315		(814,492)
Cash paid for financing costs	(359,500)
Net cash provided by (used in) financing activities	2,288,065		(353,566)
NET CHANGE IN CASH	(170,720)		3,491,476
CASH, BEGINNING OF PERIOD			64,470
CASH, END OF PERIOD	170,270		3,555,946
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	77,185		170,385
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset	2,300,000
Debt discounts on notes payable	66,286
Warrants in 1847 Holdings contributed on notes payable	229,244
Warrants in 1847 Holdings contributed on convertible notes payable	292,673
1847 Holdings common shares contributed on note payable	137,500
Acquisition of Goedeker Television Co.	492,601
Conversion of debt through issuance of 1847 Holdings common shares			275,000
Exercise of warrant liability through issuance of 1847 Holdings non-controlling interest			118,500
Derecognition of related party debt			137,500
Adjustment to fair value of goodwill based on final purchase price allocation			$ 121,736
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(445,265)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		9,675
Amortization of finance costs
Loss on extinguishment of debt
Write-off of acquisition receivable
Change in fair value of warrant liability
Changes in operating assets and liabilities:
Receivables		1,730,079
Vendor deposits		(73,770)
Merchandise inventory		595,466
Prepaid expenses and other assets		2,784
Change in operating lease right-of-use assets
Deferred tax assets
Accounts payable and accrued expenses		196,565
Customer deposits		(1,404,266)
Operating lease liabilities
Net cash provided by (used in) operating activities		611,268
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable
Repayment on notes payable
Proceeds from convertible notes payable
Net borrowings (payments) on lines of credit
Cash paid for financing costs
Net cash provided by (used in) financing activities
NET CHANGE IN CASH		(611,268)
CASH, BEGINNING OF PERIOD	$ 2,136,951	1,525,693
CASH, END OF PERIOD		2,136,951
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset
Debt discounts on notes payable
Warrants in 1847 Holdings contributed on notes payable
Warrants in 1847 Holdings contributed on convertible notes payable
1847 Holdings common shares contributed on note payable
Acquisition of Goedeker Television Co.
Conversion of debt through issuance of 1847 Holdings common shares
Exercise of warrant liability through issuance of 1847 Holdings non-controlling interest
Derecognition of related party debt
Adjustment to fair value of goodwill based on final purchase price allocation